Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Sep. 26, 2022 Employees shares	Mar. 10, 2022 shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 shares	Dec. 31, 2022 USD ($) Employees shares	Dec. 31, 2022 CNY (¥) Employees shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2017	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 20, 2021	Jun. 25, 2020 $ / shares	May 09, 2020 $ / shares	Dec. 31, 2019 shares	Apr. 19, 2018 shares	Aug. 20, 2016 shares	Jun. 20, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, number of shares authorized																	5,290,234	3,690,599	3,001,365
Options grants in period						23,981,792	23,981,792	361,843	5,771,720
Sharebased payment award expiration period						10 years	10 years
Options vested in period fair value						$ 3,453	¥ 23,816	¥ 21,207	¥ 3,580
Compensation cost not yet recognized stock options						71,272					¥ 491,575
Share-based payment arrangement, expense						47,379	326,784	282,433	173,220
Share Based Compensation, Options exercised total intrinsic value						$ 244	1,686	8,355	¥ 1,859
Options outstanding				7,820,429	7,820,429	20,060,112			7,820,429		20,060,112	7,606,336				2,403,799
Incremental expenses related to the cash settled component						$ 3,975	¥ 27,413	¥ 11,554
Twenty Twenty Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, number of shares authorized				4,512,276	4,512,276				4,512,276
Equity instruments other than options grants in period						2,185,217	2,185,217
Vesting period						4 years	4 years
Awards available for future grant						2,451,875					2,451,875
ESIP NO.1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of eligible employees affected | Employees						90	90
ESIP NO.1 | Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of shares					2,614,636
Sale price per share | $ / shares														$ 20.02	$ 13.2
ESIP NO.1 | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percenatge of discount in initial public offering															20.00%
ESIP NO.2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of eligible employees affected | Employees						90	90
ESIP NO.2 | Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of restricted shares lockup in first year					10.00%
Percentage of restricted shares lockup in second year					40.00%
Percentage of restricted shares lockup in third year					50.00%
ESIP NO.2 | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percenatge of discount in initial public offering														30.00%
ESIP NO.2 | Common Class A [Member] | Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of restricted shares lockup in first year					10.00%
Percentage of restricted shares lockup in second year					40.00%
Percentage of restricted shares lockup in third year					50.00%
Maximum subscription amount per person | ¥				¥ 2,000
Pre-IPO Plan [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants in period						110,000	110,000	361,843	296,327
Sharebased payment award expiration period						10 years	10 years
Awards available for future grant						696,607					696,607
Pre-IPO Plan [member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						4 years	4 years
Pre-IPO Plan [member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						3 years	3 years
Management Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants in period						0	0	0
Vesting period						4 years	4 years
Sharebased payment award expiration period						10 years	10 years
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum						5.00%	5.00%
Awards available for future grant						111,742					111,742
2021 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, number of shares authorized												12,533,016
Options grants in period		10,416,956
Vesting period								5 years
Awards available for future grant						517,902					517,902
Options outstanding	10,383,868
Total incremental cost						$ 1,920	¥ 13,246
2021 Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Closing Share Price | $												$ 10,000,000
2021 Plan [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Closing Share Price | $												$ 15,000,000
Employee Share Incentive Plan No 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share compensation guaranteed return percentage to eligible employees													5.00%
2022 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, number of shares authorized			11,775,525
Options grants in period	11,317,623
Vesting period			5 years
Number of eligible employees affected | Employees	50
Share Based Compensation Arrangement By Share Based Payment Award Options Replaced Grants In Period Gross	10,125,723
2022 Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Closing Share Price | $			$ 2,000,000
2022 Plan [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Closing Share Price | $			4,000,000
2022 Plan [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Closing Share Price | $			$ 10,000,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments other than options grants in period									743,955
Sharebased payment award expiration period										4 years
Fair value of the restricted shares | ¥							42,540
Share-based payment arrangement, expense						$ 4,075	¥ 28,109	¥ 15,899	¥ 1,671
Restricted Stock [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period										1 year
Share-based payment award vesting rights percentage										25.00%
Restricted Stock [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period										3 years
Share-based payment award vesting rights percentage										75.00%
Restricted Stock [Member] | Twenty Twenty Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments other than options grants in period								0
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized period for recognition						1 year 9 months 29 days	1 year 9 months 29 days